FAIR VALUE MEASUREMENT - Valuation processes used to determine nonrecurring fair value measurements categorized within level 3 (Details 2) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Level 3	Sep. 30, 2012 Level 3	Sep. 30, 2011 Level 3	Mar. 31, 2013 Level 3 Impaired loan	Sep. 30, 2012 Level 3 Impaired loan	Mar. 31, 2013 Level 3 Impaired loan Minimum	Sep. 30, 2012 Level 3 Impaired loan Minimum	Mar. 31, 2013 Level 3 Impaired loan Maximum	Sep. 30, 2012 Level 3 Impaired loan Maximum	Mar. 31, 2013 Level 3 Real estate owned	Sep. 30, 2012 Level 3 Real estate owned	Mar. 31, 2013 Level 3 Real estate owned Minimum	Sep. 30, 2012 Level 3 Real estate owned Minimum	Mar. 31, 2013 Level 3 Real estate owned Maximum	Sep. 30, 2012 Level 3 Real estate owned Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 22,264	$ 32,580	$ 13,205	$ 22,264	$ 32,580	$ 10,937	$ 21,006	$ 30,608					$ 1,258	$ 1,972
Valuation techniques							Property appraisals	Property appraisals					Property appraisals	Property appraisals
Fair Value Measurements Unobservable Inputs							Management discount for selling costs, property type and market volatility	Management discount for selling costs, property type and market volatility					Management discount for selling costs, property type and market volatility	Management discount for selling costs, property type and market volatility
Marketability Discount									10.00%	10.00%	20.00%	20.00%			10.00%	10.00%	20.00%	20.00%